Loans and Allowance for Loan Losses - Schedule of Credit Quality of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 1,541,502	$ 1,422,935
Deferred loan fees and related costs	(596)	(1,050)
Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans	233,319	219,029
Construction | 1-4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans	23,364	17,989
Construction | Commercial construction
Financing Receivable, Recorded Investment [Line Items]
Loans	117,844	118,966
Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	239,787	250,774
Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	416,108	388,389
Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment [Line Items]
Loans	224,023	225,767
Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment [Line Items]
Loans	125,735	128,250
Installment
Financing Receivable, Recorded Investment [Line Items]
Loans	161,918	74,821
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	1,441,421	1,275,153
Deferred loan fees and related costs	(596)	(1,050)
Pass | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans	220,225	195,564
Pass | Construction | 1-4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans	23,364	17,623
Pass | Construction | Commercial construction
Financing Receivable, Recorded Investment [Line Items]
Loans	94,855	88,970
Pass | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	228,273	218,436
Pass | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	396,970	369,745
Pass | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment [Line Items]
Loans	200,992	194,104
Pass | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment [Line Items]
Loans	116,630	118,061
Pass | Installment
Financing Receivable, Recorded Investment [Line Items]
Loans	160,708	73,700
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	45,484	82,844
Deferred loan fees and related costs	0	0
Special Mention | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans	7,407	14,455
Special Mention | Construction | 1-4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans	0	366
Special Mention | Construction | Commercial construction
Financing Receivable, Recorded Investment [Line Items]
Loans	7,260	9,077
Special Mention | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	3,792	22,289
Special Mention | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	7,632	9,778
Special Mention | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment [Line Items]
Loans	12,576	20,191
Special Mention | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment [Line Items]
Loans	5,762	5,686
Special Mention | Installment
Financing Receivable, Recorded Investment [Line Items]
Loans	1,055	1,002
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	19,085	43,431
Deferred loan fees and related costs	0	0
Substandard | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans	1,586	7,516
Substandard | Construction | 1-4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Substandard | Construction | Commercial construction
Financing Receivable, Recorded Investment [Line Items]
Loans	0	17,298
Substandard | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	1,467	5,632
Substandard | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	8,436	5,093
Substandard | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment [Line Items]
Loans	5,751	5,532
Substandard | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment [Line Items]
Loans	1,788	2,252
Substandard | Installment
Financing Receivable, Recorded Investment [Line Items]
Loans	57	108
Nonaccrual Loans
Financing Receivable, Recorded Investment [Line Items]
Loans	35,512	21,507
Deferred loan fees and related costs	0	0
Nonaccrual Loans | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans	4,101	1,494
Nonaccrual Loans | Construction | 1-4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Nonaccrual Loans | Construction | Commercial construction
Financing Receivable, Recorded Investment [Line Items]
Loans	15,729	3,621
Nonaccrual Loans | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	6,255	4,417
Nonaccrual Loans | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	3,070	3,773
Nonaccrual Loans | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment [Line Items]
Loans	4,704	5,940
Nonaccrual Loans | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment [Line Items]
Loans	1,555	2,251
Nonaccrual Loans | Installment
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 98	$ 11